Share capital (Details Narrative)	6 Months Ended
Jun. 30, 2020 USD ($) $ / shares shares
Statement [Line Items]
Stock option plan, description	The option price per share cannot involve a discount to the market price at the time the option is granted. The maximum number of shares which may be optioned under the stock option plan is 7,500,000. The maximum number of shares which may be optioned to any one individual is 15% of the total issued and outstanding common shares. Options under the Plan expire up to ten years after the grant date and vest either immediately or over periods up to six years, and are equity-settled.
Stock options reserved for future issuance	1,000,000
Private Placements [Member]
Statement [Line Items]
Number of warrants issued	2,500,000
Value of warrant issued | $	$ 200,000
Term of warrants	5 years
Warrants exercise price | $ / shares	$ 8.00
Common stock shares issuable upon exercise of each warrant	Each warrant entitles the holder to acquire one common share of the Corporation at an exercise price of $8.00 with a five years term